Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 1,846,998,020	$ 1,093,481,203
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	181,097,755	102,066,120
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	750,176,684	344,000,611
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	915,723,581	647,414,472
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	1,460,349,230	748,171,693
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	165,444,247	84,896,490
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	749,444,690	342,566,432
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	545,460,293	320,708,771
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	47,303,752	49,593,540
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	5,776,032	3,032,565
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	193,190	1,403,461
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	41,334,530	45,157,514
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	31,169,526	116,403,498
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	9,877,476	14,137,065
61-90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	538,317	30,231
61-90 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	20,753,733	102,236,202
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	308,175,512	179,312,472
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	487	487
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 308,175,025	$ 179,311,985